Cover	Sep. 16, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001617640
Entity Address, Address Line Two	Floor 36
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	ZILLOW GROUP, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-36853
Entity Tax Identification Number	47-1645716
Entity Address, Address Line One	1301 Second Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	470-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZG
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, par value $0.0001 per share
Trading Symbol	Z
Security Exchange Name	NASDAQ